Reconciliation of movement in net borrowings - Narrative (Details) € in Millions, $ in Millions	6 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Bonds issued			$ 1,700		€ 1,900
Bond issued net of discount and fee	$ 2,106		1,690
Repayment of bonds	1,158		1,132
800 million dollars 5.375% bonds due 2026
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds			$ 800
Borrowings, interest rate			5.375%
900 million dollars 5.625% bonds due 2033
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds			$ 900
Borrowings, interest rate			5.625%
600 million euro 0.125% bonds due 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds			$ 632	€ 600
500 million dollars 3.5% bonds due 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds			$ 500
600 million dollars 2.125% bonds due 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	600
500 million euro 1.75% bonds due 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Repayment of bonds	558	€ 500
700 million euro 3.375% bonds due 2035
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 776				€ 700
Borrowings, interest rate	3.375%				3.375%
700 million euro 3.125% bonds due 2031
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 780				€ 700
Borrowings, interest rate	3.125%				3.125%
500 million euro 3.75% bonds due 2031
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notional amount bonds	$ 550				€ 500
Borrowings, interest rate	3.75%				3.75%